UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3455

North Carolina Capital Management Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	June 30

Date of reporting period:	June 30, 2009

Item 1. Reports to Stockholders

LIKE ALL MUTUAL FUNDS, THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THE PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Please read this prospectus before investing, and keep it on file for future reference. It contains important information, including how each fund invests and the services available to shareholders.

To learn more about Cash Portfolio and Term Portfolio (each a fund or collectively the funds) and their investments, you can obtain a copy of each fund's most recent financial report and portfolio listing or read the statement of additional information (SAI) dated August 29, 2009 attached to this prospectus. The SAI has been filed with the Securities and Exchange Commission (SEC) and is available along with other related materials on the SEC's web site (http://www.sec.gov). The SAI is incorporated herein by reference (legally forms a part of the prospectus). For a free copy of either document, or for information or assistance in opening an account, please call Capital Management of the Carolinas, L.L.C. (CMC) in Charlotte, North Carolina at:

  Toll-free 1-800-222-3232
  or locally 1-704-377-3535

Investments in Cash Portfolio are neither insured nor guaranteed by the U.S. Government, and there can be no assurance that Cash Portfolio will maintain a stable $1.00 share price.

The North Carolina Capital
Management Trust:

Cash Portfolio and Term Portfolio

Cash Portfolio seeks to obtain as high a level of current income as is consistent with the preservation of capital and liquidity, and to maintain a constant net asset value of $1.00 per share through investment in high grade money market instruments, including obligations of the U.S. Government and the State of North Carolina, and in bonds and notes of any North Carolina local government or public authority.

Term Portfolio seeks to obtain as high a level of current income as is consistent with the preservation of capital by investing in obligations of the U.S. Government and agencies and instrumentalities of the U.S. Government, obligations of the State of North Carolina, bonds and notes of any North Carolina local government or public authority and in high grade money market instruments.

Prospectus

dated August 29, 2009

and

Annual Report

for the year ended June 30, 2009

and

Statement of Additional Information

dated August 29, 2009

82 Devonshire Street, Boston, MA 02109

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2009 to June 30, 2009).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value January 1, 2009	Ending Account Value June 30, 2009	Expenses Paid During Period* January 1, 2009 to June 30, 2009
Cash Portfolio	.26%
Actual		$ 1,000.00	$ 1,004.70	$ 1.29
HypotheticalA		$ 1,000.00	$ 1,023.51	$ 1.30
Term Portfolio	.27%
Actual		$ 1,000.00	$ 1,005.70	$ 1.34
HypotheticalA		$ 1,000.00	$ 1,023.46	$ 1.35

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annual Report

The North Carolina Capital Management Trust: Cash Portfolio

Investment Changes/Performance (Unaudited)

Maturity Diversification
Days	% of fund's investments 6/30/09	% of fund's investments 12/31/08	% of fund's investments 6/30/08
0 - 30	46.7	52.5	50.4
31 - 90	37.7	35.3	24.3
91 - 180	12.5	7.2	25.3
181 - 397	3.1	5.0	0.0
Weighted Average Maturity
	6/30/09	12/31/08	6/30/08
Cash Portfolio	51 Days	46 Days	52 Days
All Taxable Money Market Funds Average*	50 Days	47 Days	44 Days
Asset Allocation (% of fund's net assets)
As of June 30, 2009	As of December 31, 2008
Commercial Paper 69.3%	Commercial Paper 65.8%
Government Securities† 28.5%	Government Securities 34.0%
Repurchase Agreements 3.9%	Repurchase Agreements 0.2%
Net Other Assets** (1.7)%	Net Other Assets** 0.0%

**Net Other Assets are not included in the pie chart.

† Includes FDIC Guaranteed Corporate Securities

Current and Historical Seven-Day Yields
	6/30/09	3/31/09	12/30/08	9/30/08	7/1/08
Cash Portfolio	.57%	.99%	1.78%	2.62%	2.54%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, as they are here, though they are expressed as annual percentage rates. Past performance is no guarantee of future results. Yield will vary and it is possible to lose money by investing in the fund.

*Source: iMoneyNet, Inc.

Annual Report

The North Carolina Capital Management Trust: Cash Portfolio

Investments June 30, 2009

Showing Percentage of Net Assets

Commercial Paper (d) - 69.3%
Due Date	Yield (a)	Principal Amount	Value
Amsterdam Funding Corp.
7/28/09	0.30%	$ 9,000,000	$ 8,997,975
Atlantic Asset Securitization Corp.
7/10/09 to 8/24/09	0.29 to 0.35	63,500,000	63,485,281
BNP Paribas Finance, Inc.
7/13/09 to 11/16/09	0.50 to 1.19	175,000,000	174,817,325
Caisse Nationale des Caisses d' Epargne et de Prevoyance
7/22/09 to 11/19/09	0.69 to 0.89	64,000,000	63,940,682
Calyon North America
7/23/09 to 12/15/09	0.47 to 1.05	285,000,000	284,591,771
CBA Finance, Inc.
12/1/09	0.54	100,000,000	99,770,500
Commerzbank U.S. Finance, Inc.
7/1/09 to 8/13/09	0.85 to 1.12	143,000,000	142,941,565
Dakota Notes (Citibank Credit Card Issuance Trust)
7/8/09 to 9/23/09	0.52 to 1.00	221,300,000	221,189,093
Danske Corp.
7/1/09	0.30	150,000,000	150,000,000
Deutsche Bank Financial Llc.
8/3/09	0.54	50,000,000	49,975,250
DnB NOR Bank ASA
8/10/09 to 9/14/09	0.59 to 1.00	108,000,000	107,870,111
Emerald Notes (BA Credit Card Trust)
7/1/09 to 9/1/09	0.75 to 1.55	184,933,000	184,874,118
Intesa Funding LLC
7/6/09 to 1/15/10	0.31 to 1.20	102,000,000	101,911,295
JPMorgan Chase Funding, Inc.
8/7/09	0.30	77,000,000	76,976,258
Kitty Hawk Funding Corp.
7/8/09 to 7/15/09	0.29 to 0.30	27,000,000	26,998,176

Due Date	Yield (a)	Principal Amount	Value
Landesbank Hessen-Thuringen
9/2/09 to 9/8/09	0.64 to 0.70%	$ 78,000,000	$ 77,904,367
Liberty Street Funding LLC
7/23/09 to 7/27/09	0.30	14,000,000	13,997,100
Market Street Funding LLC
7/20/09	0.36	20,000,000	19,996,200
Natexis Banques Populaires U.S. Finance Co. LLC
7/28/09 to 9/15/09	0.71 to 1.20	143,000,000	142,852,812
Nationwide Building Society
7/15/09 to 9/8/09	0.69 to 1.14	64,000,000	63,939,558
Palisades Notes (Citibank Omni Master Trust)
7/1/09 to 7/6/09	0.75 to 0.95	78,000,000	77,998,148
Rabobank USA Financial Corp.
8/12/09 to 8/26/09	1.01	225,000,000	224,727,778
Royal Bank of Scotland PLC
9/1/09	0.45	100,000,000	99,922,500
Salisbury Receivables Co. LLC
7/16/09	0.31	14,300,000	14,298,153
Sanpaolo IMI U.S. Financial Co.
7/15/09 to 12/17/09	0.58 to 1.15	219,000,000	218,612,972
Santander Finance, Inc.
7/7/09 to 7/22/09	1.05 to 1.51	80,000,000	79,975,500
Sheffield Receivables Corp.
7/21/09 to 7/27/09	0.30	23,000,000	22,995,617
Societe Generale North America, Inc.
7/13/09 to 10/21/09	0.58 to 1.15	300,000,000	299,587,833
Straight-A Funding LLC
7/9/09 to 8/24/09	0.27 to 0.50	308,000,000	307,895,296
Commercial Paper (d) - continued
Due Date	Yield (a)	Principal Amount	Value
Svenska Handelsbanken, Inc.
8/6/09	0.52%	$ 150,000,000	$ 149,922,000
Toronto Dominion Holdings (USA)
9/30/09 to 11/30/09	0.50 to 1.87	291,000,000	289,962,139
Toyota Motor Credit Corp.
7/8/09 to 7/24/09	0.28 to 0.30	124,000,000	123,979,527
UBS Finance, Inc.
7/16/09	0.45	29,000,000	28,994,563
UniCredito Italiano Bank (Ireland) PLC
7/17/09 to 8/18/09	0.65 to 0.80	78,000,000	77,936,664
Westpac Banking Corp.
8/21/09 to 12/9/09	0.50 to 0.96 (c)	311,000,000	310,975,403
Windmill Funding Corp.
7/22/09 to 7/23/09	0.29	61,450,000	61,439,392
TOTAL COMMERCIAL PAPER (Cost $4,466,252,922)	4,466,252,922
U.S. Government and Government Agency Obligations - 2.0%

Other Government Related - 2.0%
Bank of America NA (FDIC Guaranteed)
7/29/09 to 9/14/09	0.66 to 1.10 (b)(c)
(Cost $128,976,000)		128,976,000	128,976,000
Federal Agencies - 23.7%

Fannie Mae - 4.3%
7/1/09 to 9/25/09	0.50 to 3.37 (c)	276,000,000	275,532,951

Due Date	Yield (a)	Principal Amount	Value
Federal Home Loan Bank - 13.2%
7/2/09 to 7/13/10	0.76 to 2.66% (c)	$ 855,300,000	$ 855,442,085
Freddie Mac - 6.2%
7/20/09 to 9/10/09	0.29 to 0.63 (c)	400,000,000	399,863,917
TOTAL FEDERAL AGENCIES (Cost $1,530,838,953)	1,530,838,953
U.S. Treasury Obligations - 2.8%

U.S. Treasury Bills - 2.8%
7/2/09 to 6/3/10	0.60 to 1.36
(Cost $181,805,420)		182,000,000	181,805,420
Repurchase Agreements - 3.9%
	Maturity Amount
In a joint trading account at 0.02% dated 6/30/09 due 7/1/09 (Collateralized by U.S. Treasury Obligations) # (Cost $249,044,000)	$ 249,044,138	249,044,000
TOTAL INVESTMENT PORTFOLIO - 101.7% (Cost $6,556,917,295)		6,556,917,295
NET OTHER ASSETS - (1.7)%		(111,849,726)
NET ASSETS - 100%	$ 6,445,067,569
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.

(b) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $128,976,000 or 2.0% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

(d) Cash Portfolio only purchases commercial paper with the highest possible ratings from at least one nationally recognized rating service. A substantial portion of Cash Portfolio's investments are in commercial paper of banks, finance companies and companies in the securities industry.

# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$249,044,000 due 7/01/09 at 0.02%
BNP Paribas Securities Corp.	$ 249,044,000
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Annual Report

The North Carolina Capital Management Trust: Cash Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2009

Assets
Investment in securities, at value (including repurchase agreements of $249,044,000) - See accompanying schedule: Unaffiliated issuers (cost $6,556,917,295)		$ 6,556,917,295
Cash		113
Receivable for fund shares sold		34,467
Interest receivable		2,818,065
Prepaid expenses		549,252
Receivable from investment adviser for expense reductions		41,737
Total assets		6,560,360,929

Liabilities
Payable for investments purchased	$ 99,922,500
Payable for fund shares redeemed	13,614,224
Distributions payable	195,451
Accrued management fee	1,242,699
Deferred trustees' compensation	318,486
Total liabilities		115,293,360

Net Assets		$ 6,445,067,569
Net Assets consist of:
Paid in capital		$ 6,444,338,490
Accumulated undistributed net realized gain (loss) on investments		729,079
Net Assets, for 6,442,898,443 shares outstanding		$ 6,445,067,569
Net Asset Value, offering price and redemption price per share ($6,445,067,569 ÷ 6,442,898,443 shares)		$ 1.00

See accompanying notes which are an integral part of the financial statements.

Annual Report

The North Carolina Capital Management Trust: Cash Portfolio
Financial Statements - continued

Statement of Operations

	Year ended June 30, 2009
Investment Income
Interest		$ 131,193,673

Expenses
Management fee	$ 15,384,889
Independent trustees' compensation	170,816
Money Market Guarantee Program fee	2,032,231
Total expenses before reductions	17,587,936
Expense reductions	(427,908)	17,160,028
Net investment income		114,033,645
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		908,658
Net increase in net assets resulting from operations		$ 114,942,303

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended June 30, 2009	Year ended June 30, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 114,033,645	$ 273,669,203
Net realized gain (loss)	908,658	1,493,799
Net increase in net assets resulting from operations	114,942,303	275,163,002
Distributions to shareholders from net investment income	(114,032,648)	(273,673,470)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	13,611,618,422	14,809,037,076
Reinvestment of distributions	106,707,610	259,336,336
Cost of shares redeemed	(13,672,898,602)	(13,516,611,773)
Net increase (decrease) in net assets and shares resulting from share transactions	45,427,430	1,551,761,639
Total increase (decrease) in net assets	46,337,085	1,553,251,171

Net Assets
Beginning of period	6,398,730,484	4,845,479,313
End of period (including undistributed net investment income of $0 and distributions in excess of net investment income of $175,167, respectively)	$ 6,445,067,569	$ 6,398,730,484

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended June 30,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.017	.042	.051	.041	.020
Net realized and unrealized gain (loss) C	-	-	-	-	-
Total from investment operations	.017	.042	.051	.041	.020
Distributions from net investment income	(.017)	(.042)	(.051)	(.041)	(.020)
Distributions from net realized gain	-	-	-	-	- C
Total distributions	(.017)	(.042)	(.051)	(.041)	(.020)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return A	1.73%	4.32%	5.26%	4.12%	2.05%
Ratios to Average Net Assets B
Expenses before reductions	.26%	.23%	.24%	.24%	.24%
Expenses net of fee waivers, if any	.25%	.22%	.23%	.23%	.23%
Expenses net of all reductions	.25%	.22%	.23%	.23%	.23%
Net investment income	1.67%	4.14%	5.14%	4.08%	2.04%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,445,068	$ 6,398,730	$ 4,845,479	$ 4,121,608	$ 3,702,237

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

C Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

The North Carolina Capital Management Trust: Term Portfolio

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended June 30, 2009	Past 1 year	Past 5 years	Past 10 years
NCCMT - Term Portfolio	3.86%	3.82%	3.78%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in North Carolina Capital Management Trust: Term Portfolio on June 30, 1999. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital U.S. 9-12 Months Short Treasury Bond Index performed over the same period.

Annual Report

The North Carolina Capital Management Trust: Term Portfolio

Management's Discussion of Fund Performance

Market Recap: In the taxable bond market, the year ending June 30, 2009, was marked by a sharp diversion in performance between the first six months of the period and the final six months. During the last half of 2008, the financial markets remained strangled by liquidity and credit concerns that had been churning for much of the year. These issues had been brought about by the failure or near-collapse of several keystone players in the financials industry and sparked unprecedented intervention by the U.S. Treasury Department and the Federal Reserve Board. During this time frame, many investors fled riskier fixed-income assets in favor of safe havens, particularly U.S. Treasuries. During the first half of 2009, though, the emergence of improving credit conditions and signs of stabilization among certain economic indicators fueled greater demand for fixed-income securities farther out on the risk spectrum. In the end, though, the rallies enjoyed by riskier segments of the markets during the first six months of 2009 were not strong enough to offset the effects of the turmoil experienced during the second half of 2008. To illustrate, the Barclays Capital U.S. Agency Bond Index and the Barclays Capital U.S. Treasury Bond Index - both measures of markets boasting the highest credit quality - returned 7.27% and 6.47%, respectively, for the 12 months overall. Over the same stretch, the Merrill Lynch® U.S. High Yield Master II Constrained Index - a barometer of the performance of high-yield bonds - returned -2.99%, despite a strong rebound in the second half. The Barclays Capital U.S. Aggregate Bond Index - a broad proxy for the U.S. investment-grade debt universe - gained 6.05%, while the Barclays Capital Credit Bond Index, a measure of high-quality corporate debt, rose 4.08%.

Comments from Robert Litterst, Portfolio Manager of The North Carolina Capital Management Trust: Term Portfolio: For the year ending June 30, 2009, the fund returned 3.86%, compared with 2.99% for the Barclays Capital U.S. 9-12 Months Short Treasury Bond Index. I continued to maintain significant out-of-benchmark positions in government agency securities due to their yield advantage over comparable Treasuries. In the first quarter of 2009, improved liquidity and credit conditions, combined with governmental support of the agencies, helped that sector outperform. Agencies also benefited from an increase in Treasury bill issuance and a shrinking supply of agency discount notes - short-term agency debt obligations with maturities ranging from overnight to 360 days. This outperformance of the agency sector was the main reason the fund was able to top its benchmark index for the year. As the period progressed, agency discount notes rallied significantly, eventually yielding only slightly more than comparable Treasuries. We took advantage of this move to sell agencies and buy Treasuries, mainly newly issued one-year Treasury bills.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Semiannual Report

The North Carolina Capital Management Trust: Term Portfolio

Investment Changes (Unaudited)

Weighted Average Maturity as of June 30, 2009
6 months ago
Years	0.8	0.8

The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision.

Duration as of June 30, 2009
6 months ago
Years	0.8	0.8

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of June 30, 2009	As of December 31, 2008
U.S. Treasury Obligations 52.2%	U.S. Treasury Obligations 0.0%
U.S. Government Agency Obligations 46.7%	U.S. Government Agency Obligations 98.2%
Short-Term Investments and Net Other Assets 1.1%	Short-Term Investments and Net Other Assets 1.8%

Annual Report

The North Carolina Capital Management Trust: Term Portfolio

Investments June 30, 2009

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 98.9%
	Principal Amount	Value
U.S. Government Agency Obligations - 46.7%
Federal Home Loan Bank:
0.8% 4/30/10	$ 2,000,000	$ 2,005,466
0.8% 5/17/10	12,000,000	12,049,236
2.625% 3/12/10	15,000,000	15,228,120
4.25% 6/11/10	5,370,000	5,559,625
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		34,842,447
U.S. Treasury Obligations - 52.2%
U.S. Treasury Bills, yield at date of purchase 0.6% to 0.73% 3/11/10 to 4/8/10	20,000,000	19,940,975
U.S. Treasury Notes 2.875% 6/30/10	18,500,000	18,929,256
TOTAL U.S. TREASURY OBLIGATIONS		38,870,231
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $73,573,717)		73,712,678
Cash Equivalents - 0.6%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at 0.02%, dated 6/30/09 due 7/1/09 (Collateralized by U.S. Treasury Obligations) # (Cost $474,000)	$ 474,000	$ 474,000
TOTAL INVESTMENT PORTFOLIO - 99.5% (Cost $74,047,717)	74,186,678
NET OTHER ASSETS - 0.5%	378,624
NET ASSETS - 100%	$ 74,565,302
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$474,000 due 7/01/09 at 0.02%
BNP Paribas Securities Corp.	$ 474,000
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information
At June 30, 2009, the fund had a capital loss carryforward of approximately $48,755 all of which will expire on June 30, 2015.

Annual Report

The North Carolina Capital Management Trust: Term Portfolio

Financial Statements

Statement of Assets and Liabilities

	June 30, 2009

Assets
Investment in securities, at value (including repurchase agreements of $474,000) - See accompanying schedule: Unaffiliated issuers (cost $74,047,717)		$ 74,186,678
Cash		266,263
Interest receivable		143,877
Total assets		74,596,818

Liabilities
Distributions payable	$ 5,305
Accrued management fee	17,073
Deferred trustees' compensation	9,138
Total liabilities		31,516

Net Assets		$ 74,565,302
Net Assets consist of:
Paid in capital		$ 74,486,533
Distributions in excess of net investment income		(11,437)
Accumulated undistributed net realized gain (loss) on investments		(48,755)
Net unrealized appreciation (depreciation) on investments		138,961
Net Assets, for 7,697,492 shares outstanding		$ 74,565,302
Net Asset Value, offering price and redemption price per share ($74,565,302 ÷ 7,697,492 shares)		$ 9.69

See accompanying notes which are an integral part of the financial statements.

Annual Report

The North Carolina Capital Management Trust: Term Portfolio
Financial Statements - continued

Statement of Operations

	Year ended June 30, 2009
Investment Income
Interest		$ 1,299,725

Expenses
Management fee	$ 194,493
Independent trustees' compensation	1,872
Total expenses before reductions	196,365
Expense reductions	(4,764)	191,601
Net investment income		1,108,124
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		1,218,296
Change in net unrealized appreciation (depreciation) on investment securities		307,459
Net gain (loss)		1,525,755
Net increase (decrease) in net assets resulting from operations		$ 2,633,879

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended June 30, 2009	Year ended June 30, 2008
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 1,108,124	$ 2,501,997
Net realized gain (loss)	1,218,296	1,257,202
Change in net unrealized appreciation (depreciation)	307,459	(200,340)
Net increase (decrease) in net assets resulting from operations	2,633,879	3,558,859
Distributions to shareholders from net investment income	(1,119,968)	(2,476,970)
Share transactions Proceeds from sales of shares	6,992,005	3,011,841
Reinvestment of distributions	871,469	1,835,710
Cost of shares redeemed	(1,001,645)	(7,202,079)
Net increase (decrease) in net assets resulting from share transactions	6,861,829	(2,354,528)
Total increase (decrease) in net assets	8,375,740	(1,272,639)

Net Assets
Beginning of period	66,189,562	67,462,201
End of period (including distributions in excess of net investment income of $11,437 and distributions in excess of net investment income of $52, respectively)	$ 74,565,302	$ 66,189,562
Other Information Shares
Sold	729,227	320,753
Issued in reinvestment of distributions	91,073	194,853
Redeemed	(103,660)	(763,738)
Net increase (decrease)	716,640	(248,132)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended June 30,

2009

2008

2007

2006

2005

Selected Per-Share Data
Net asset value, beginning of period	$ 9.48	$ 9.33	$ 9.35	$ 9.40	$ 9.43
Income from Investment Operations
Net investment income B	.149	.346	.468	.375	.209
Net realized and unrealized gain (loss)	.213	.145	(.004)	(.090)	(.041)
Total from investment operations	.362	.491	.464	.285	.168
Distributions from net investment income	(.152)	(.341)	(.484)	(.335)	(.198)
Net asset value, end of period	$ 9.69	$ 9.48	$ 9.33	$ 9.35	$ 9.40
Total Return A	3.86%	5.35%	5.08%	3.08%	1.80%
Ratios to Average Net Assets C
Expenses before reductions	.28%	.28%	.28%	.28%	.28%
Expenses net of fee waivers, if any	.27%	.27%	.27%	.27%	.27%
Expenses net of all reductions	.27%	.27%	.27%	.27%	.27%
Net investment income	1.55%	3.67%	5.01%	4.00%	2.22%
Supplemental Data
Net assets, end of period (000 omitted)	$ 74,565	$ 66,190	$ 67,462	$ 56,051	$ 62,716
Portfolio turnover rate	229%	79%	433%	88%	130%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended June 30, 2009

1. Organization.

Cash Portfolio and Term Portfolio (the Funds) are funds of The North Carolina Capital Management Trust (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Shares of the trust are offered exclusively to local government and public authorities of the state of North Carolina. Each Fund is authorized to issue an unlimited number of shares.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Events or transactions occurring after period end through the date that the financial statements were issued, August 20, 2009, have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Term Portfolio uses independent pricing services approved by the Board of Trustees to value their investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are classified into three levels. Level 1 includes readily available unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. Level 3 includes unobservable inputs when market prices are not readily available or reliable. For the Term Portfolio, changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy. The aggregate value by input level, as of June 30, 2009, for each Fund's investments is included at the end of each Fund's Schedule of Investments. Valuation techniques of each Fund's major categories of assets and liabilities as presented in the Schedule of Investments are as follows.

For the Term Portfolio, debt securities, including restricted securities, are valued based on quotations received from dealers who make markets in such securities or by independent pricing services. For U.S. government and government agency obligations pricing services generally utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities owned by the Cash Portfolio are valued at amortized cost which approximates market value. All inputs used to value investments as of June 30, 2009, for the Cash Portfolio are categorized as Level 2 in the disclosure hierarchy.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include significant market or security specific events, changes in interest rates and credit quality, and developments in foreign markets which are monitored by evaluating the performance of ADRs, futures contracts and exchange-traded funds. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Annual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day for the Term Portfolio and trades executed through the end of the current business day for the Cash Portfolio. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

The Board of Trustees of the Cash Portfolio approved the participation by the Cash Portfolio in the U.S. Treasury Department's Temporary Guarantee Program for Money Market Funds (the "Program") through September 18, 2009. Under the Program, if the Cash Portfolio's market value per share drops below $0.995 on any day while the Program is in effect, shareholders of record on that date who also held shares in the Cash Portfolio on September 19, 2008 may be eligible to receive a payment from the U.S. Treasury Department upon liquidation of the Cash Portfolio. The Cash Portfolio paid the U.S. Treasury Department fees equal to 0.04% based on the number of shares outstanding as of September 19, 2008 to participate in the Program. The fees are being amortized over the length of the participation in the Program. The expense is borne by the Cash Portfolio without regard to any expense limitation currently in effect.

Deferred Trustee Compensation. The independent Trustees may elect to defer receipt of all or a portion of their annual fees under the Trustees' Deferred Compensation Plan ("the Plan"). Interest is accrued on amounts deferred under the Plan based on the prevailing 90 day Treasury Bill rate.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. Each Fund is subject to the provisions of FASB Interpretation No. 48, Accounting for Uncertainties in Income Taxes (FIN 48). FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. In addition, Cash Portfolio will claim a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, deferred trustees compensation, and capital loss carryforwards.

The tax-basis components of distributable earnings and the federal tax cost as of period end were as follows for each Fund:

Annual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

	Cost for Federal Income Tax Purposes	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Cash Portfolio	$ 6,556,917,295	$ -	$ -	$ -
Term Portfolio	74,047,717	148,305	(9,344)	138,961
	Undistributed Ordinary Income	Undistributed Long-term Capital Gain	Capital Loss Carryforward
Cash Portfolio	$ 1,047,565	$ -	$ -
Term Portfolio	-	-	(48,755)

The tax character of distributions paid was as follows:

June 30, 2009
	Ordinary Income	Long-term Capital Gains	Total
Cash Portfolio	$ 114,032,648	$ -	$ 114,032,648
Term Portfolio	1,119,968	-	1,119,968
June 30, 2008
	Ordinary Income	Long-term Capital Gains	Total
Cash Portfolio	$ 273,673,470	$ -	$ 273,673,470
Term Portfolio	2,476,970	-	2,476,970

3. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits certain Funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Certain Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provides the Funds with investment management related services for which the Funds pay a monthly management fee based upon a graduated series of annual rates ranging between .195% and .275% of each Fund's average net assets. Prior to August 1, 2008, the graduated series of rates ranged from .215% to .275% of each Fund's average net assets. FMR pays all other expenses, except the compensation of the independent Trustees and certain exceptions such as interest

Annual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

expense. The management fee paid to FMR by the Funds is reduced by an amount equal to the fees and expenses paid by the Funds to the independent Trustees. For the period each Fund's annual management fee rate, expressed as a percentage of each Fund's average net assets, was as follows:

Cash Portfolio	.22%
Term Portfolio	.27%

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted a separate Distribution and Service plan. FMR pays Fidelity Distributors Corporation (FDC), an affiliate of FMR, a Distribution and Service fee from the management fee paid by each fund based on a graduated series of rates ranging from .06% to .08% of each Fund's average net assets. Prior to August 1, 2008, the graduated series of rates ranged from .07% to .08% of each Fund's average net assets. For the period, FMR paid FDC $4,618,426 and $53,514 on behalf of Cash and Term Portfolios, respectively, all of which was paid to the Capital Management of the Carolinas LLC.

5. Expense Reductions.

FMR voluntarily agreed to waive a portion of each Fund's management fee during the period. The amount of the waiver for each Fund was as follows:

Cash Portfolio	$ 427,908
Term Portfolio	4,764

6. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of North Carolina Capital Management Trust and the Shareholders of Cash Portfolio and Term Portfolio:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial positions of Cash Portfolio and Term Portfolio (funds of North Carolina Capital Management Trust) at June 30, 2009, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the North Carolina Capital Management Trust's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at June 30, 2009 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts
August 20, 2009

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, and review each fund's performance. Each of the Trustees oversees two funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. In any event, each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Capital Management of the Carolinas, L.L.C. (CMC) at 1-800-222-3232.

Interested Trustee*:

Correspondence intended for the Trustee who is an interested person (as defined in the 1940 Act) may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
Boyce I. Greer (53)

Year of Election or Appointment: 2003

President of Cash Portfolio and Term Portfolio. Mr. Greer also serves as Vice President of a number of Fidelity funds (2005-present). Mr. Greer is President and a Director of Strategic Advisers, Inc. (2008-present), President and a Director of Fidelity Investments Money Management, Inc. (2007-present), and an Executive Vice President of FMR and FMR Co., Inc. (2005-present). Previously, Mr. Greer served as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

* The Trustee has been determined to be an "Interested Trustee" by virtue of, among other things, his affiliation with the trust, CMC, or various entities under common control with FMR.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustee) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupation
Thomas P. Hollowell (65)

Year of Election or Appointment: 2003

Chair of the Board (2008-present). Mr. Hollowell is a member of the Board of Faison Enterprises Inc. (real estate development), and Senior Managing Director of Fidus Partners (investment banking, 2004-present). Previously, Mr. Hollowell served as Chairman of the College of William and Mary Foundation (2003-2005).

James Grubbs Martin, Ph.D. (73)

Year of Election or Appointment: 2000

Dr. Martin is Senior Advisor of McGuireWoods Consulting, LLC (2008-present), after 15 years as Vice President of Carolinas Medical Center. Previously, Dr. Martin served two terms as Governor of North Carolina and six terms as U.S. Congressman for the 9th District. Currently, Dr. Martin is Chairman of the Global TransPark Foundation, Inc., Chairman of the Charlotte Regional Advisory Board of the North Carolina Biotechnology Center, and Chairman of the Advisory Board of the UNC Nutrition Institute. Dr. Martin also serves as a Director on the Boards of Family Dollar Stores (discount retailer), Palomar Medical Technologies, Inc. (laser technology), and DesignLine International (manufacturing pilgrim hybrid, gas-electric transit buses). Dr. Martin is a Trustee of the Charlotte Symphony and the North Carolina Masonic Foundation.

E. Norris Tolson (69)

Year of Election or Appointment: 2008

Mr. Tolson serves as President and Chief Executive Officer (2007-present), a Director, and an Executive Committee member of the North Carolina Biotechnology Center. Mr. Tolson also serves as a member of the Board of Visitors at North Carolina State University (2004-present). Previously, Mr. Tolson served as Vice Chair (2005-2007) of the North Carolina Biotechnology Center, Secretary of Revenue for North Carolina (2001-2007), a member of North Carolina State University College of Education and Psychology Foundation (1981-2006), and Secretary of the North Carolina Department of Transportation and the Department of Commerce.

Executive Officers:

Correspondence intended for each executive officer may be sent to 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (51)

Year of Election or Appointment: 2008

Treasurer and Chief Financial Officer of Cash Portfolio and Term Portfolio. Mr. Hebble also serves as Assistant Treasurer of Fidelity's Equity and High Income Funds (2009-present), President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds (2008-present) and is an employee of Fidelity Investments.

J. Calvin Rivers, Jr. (63)

Year of Election or Appointment: 2001

Vice President of Cash Portfolio and Term Portfolio. Mr. Rivers also serves as President of Capital Management of the Carolinas, Inc. Previously, Mr. Rivers served as a Director of Bojangle's Inc. (fast-food restaurant chain, 2001-2007) and a Director of the Board of Trustees of the Teachers' and State Employees' Retirement System (2002-2005).

Scott C. Goebel (41)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of Cash Portfolio and Term Portfolio. Mr. Goebel also serves as Secretary and CLO of the Fidelity funds (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Secretary of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

Holly C. Laurent (55)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of Cash Portfolio and Term Portfolio. Ms. Laurent also serves as AML Officer of the Fidelity funds (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Michael H. Whitaker (42)

Year of Election or Appointment: 2008

Chief Compliance Officer of Cash Portfolio and Term Portfolio. Mr. Whitaker also serves as Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds (2008-present) and is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Margaret A. Carey (35)

Year of Election or Appointment: 2008

Assistant Secretary of Cash Portfolio and Term Portfolio (2008-present) and an employee of Fidelity Investments (2004-present). Prior to joining Fidelity Investments, Ms. Carey was an associate at Goodwin Procter LLP (1999-2004).

Annual Report

Distributions (Unaudited)

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended June 30, 2009, or, if subsequently determined to be different, the net capital gain of such year.

North Carolina (NCCMT): Cash Portfolio	$138,328

The funds will notify shareholders in January 2010 of amounts for use in preparing 2009 income tax returns.

Annual Report

Proxy Voting Results

A special meeting of each fund's shareholders was held on April 23, 2009. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents a single share held on the record date for the meeting.

PROPOSAL 1
To elect a Board of Trustees. A
	# of Votes	% of Votes
Boyce I. Greer
Affirmative	4,578,065,060.2570	99.929
Withheld	3,265,832.3100	0.071
TOTAL	4,581,330,892.5670	100.000
Thomas P. Hollowell
Affirmative	4,581,325,679.6570	100.000
Withheld	5,212.9100	0.000
TOTAL	4,581,330,892.5670	100.000
James Grubbs Martin, Ph.D.
Affirmative	4,581,325,679.6570	100.000
Withheld	5,212.9100	0.000
TOTAL	4,581,330,892.5670	100.000
E. Norris Tolson
Affirmative	4,527,370,920.1860	98.822
Withheld	53,959,972.3810	1.178
TOTAL	4,581,330,892.5670	100.000
A Denotes trust-wide proposal and voting results.

Annual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Sub-Advisers

Fidelity Investments Money Management, Inc.

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Research & Analysis Company

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

Distribution Agent

Capital Management of the Carolinas, L.L.C.
Charlotte, NC

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

Wachovia Corporation
Charlotte, NC

Item 2. Code of Ethics

As of the end of the period, June 30, 2009, North Carolina Capital Management Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Thomas Hollowell is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Mr. Hollowell is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by PricewaterhouseCoopers LLP ("PwC") in each of the last two fiscal years for services rendered to the Cash Portfolio and Term Portfolio (the "Funds"):

Services Billed by PwC

June 30, 2009 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Cash Portfolio	$39,000	$-	$1,800	$-
Term Portfolio	$41,000	$-	$1,800	$-

June 30, 2008 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Cash Portfolio	$45,000	$-	$2,600	$6,900
Term Portfolio	$32,000	$-	$7,000	$7,000

A Amounts may reflect rounding.

The following table presents fees billed by PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds ("Fund Service Providers"):

Services Billed by PwC

	June 30, 2009A	June 30, 2008A
Audit-Related Fees	$3,245,000	$1,245,000B
Tax Fees	$2,000	$-
All Other Fees	$-	$-B

A Amounts may reflect rounding.

B Reflects current period presentation.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for assurance services provided to the fund or Fund Service Provider that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	June 30, 2009 A	June 30, 2008 A
PwC	$3,915,000	$2,245,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC to Fund Service Providers to be compatible with maintaining the independence of PwC in its audit of the Funds, taking into account representations from PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Funds and their related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by the independent registered public accounting firm relating to the operations or financial reporting of the funds. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The trust's Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the trust. The policies and procedures require that any non-audit service provided by a fund audit firm to the trust and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of the trust (Covered Service) are subject to approval by the Audit Committee before such service is provided. Non-audit services provided by a fund audit firm for a Fund Service Provider that do not relate directly to the operations and financial reporting of the trust (Non-Covered Service) are not required to be pre-approved, but are reported to the Audit Committee annually.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds' last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

North Carolina Capital Management Trust

By:	/s/Boyce I. Greer
Boyce I. Greer
President

Date:	August 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Boyce I. Greer
Boyce I. Greer
President

Date:	August 27, 2009
By:	/s/John R. Hebble
John R. Hebble
Treasurer and Chief Financial Officer

Date:	August 27, 2009